May 12, 2010

VIA EDGAR (Correspondence Filing) U.S. Securities and Exchange Commission 100 F Street, N.W. Washington, DC 20549 Attn: James E. O'Connor (202) 551-6943

RE:

Walthausen Funds
(the “Registrant”)
File Nos. 333-147324 and 811-22143

Dear Mr. O'Connor:

On behalf of the Registrant, this letter responds to the comments you provided on May 12, 2010, with respect to Post-Effective Amendment No. 2 to the Registration Statement, filed on March 31, 2010 with regard to the Walthausen Small Cap Value Fund.  You noted that the bar chart and performance table were not included in the filing.

Included in this correspondence filing is the performance section for the Walthausen Small Cap Value Fund including the bar chart and performance table.

The Registrant has authorized me to convey to you that the Registrant acknowledges the following:

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The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

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Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing; and

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The Registrant may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

Please contact me at (619) 588-9700 if you should require any further information.

Sincerely,

/s/ Jeff Provence

Jeff Provence